Income Taxes (Details Textual) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Income taxes, Description		Pursuant to the Circular on Issues Regarding Tax-related Preferential Policies for Further Implementation of Western Development Strategy jointly issued by the State Ministry of Finance, General Administration of Customs, China and State Administration for Taxation, enterprises located in the western China regions that fall into the encouraged industries are entitled to 15% EIT preferential tax treatment from January 1, 2011 to December 31, 2020. In September 2018, Fanhua Lianxing Insurance Sales Co., Ltd. ("Lianxing"), the Group's wholly-owned subsidiary, which is the holding vehicle of our life insurance operations, was relocated to Tianfu New Area, Sichuan province. Lianxing was entitled to a preferential tax rate of 15% from September 1, 2018 to December 31, 2020 as it was classified as encouraged enterprises in the western region in an industry sector encouraged by the PRC government.
Provision for income taxes, Percentage		25.00%
PRC income tax reduction, Percentage				50.00%
Income tax reduction period				3 years
Underpayment of income tax liability			¥ 100
Valuation allowance		¥ 32,495	25,912
Operating loss carry-forwards		142,745	112,011
Tax loss carried forward expired and cancelled		16,288	13,284	¥ 29,431
PRC income taxes payable without tax exemption amount		¥ 8,307	¥ 826	¥ 4,089
Basic net profit per share		¥ .49	¥ .36	¥ .14
Diluted net profit per share		¥ 0.49	¥ 0.36	0.13
Dividend paid, Description		If the entities were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%, whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%.
Undistributed earnings of Group's subsidiaries and VIEs		¥ 2,209,904	¥ 1,441,628
Undistributed earnings of deferred tax liability		¥ 220,990	¥ 66,580
Deferred tax liability, Description		Deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more-than-50-percent-owned domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means.
Deferred income tax		¥ 5,502
Dividend distribution withholding tax rate		5.00%
Carryforward Expiring December 31, 2019 [Member]
Income Taxes (Textual)
Operating loss carry-forwards		¥ 14,199
Carryforward Expiring December 31, 2020 [Member]
Income Taxes (Textual)
Operating loss carry-forwards		12,571
Carryforward Expiring December 31, 2021 [Member]
Income Taxes (Textual)
Operating loss carry-forwards		18,258
Carryforward Expiring December 31, 2022 [Member]
Income Taxes (Textual)
Operating loss carry-forwards		41,710
Carryforward Expiring December 31, 2023 [Member]
Income Taxes (Textual)
Operating loss carry-forwards		¥ 56,007
Prc [Member]
Income Taxes (Textual)
Income taxes, Description		According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Provision for income taxes, Percentage		12.50%
PRC income tax reduction, Percentage		50.00%
Income tax reduction period		3 years
Underpayment of income tax liability		¥ 100
Basic net profit per share		¥ 0.01	¥ 0.00	0.00
Diluted net profit per share		¥ 0.01	¥ 0.00	¥ 0.00
Dividend paid, Description		The Group’s subsidiaries that are the PRC tax resident are required to withhold the PRC withholding tax of 10% on dividend payment to their non-PRC resident immediate holding company, unless such dividend payment is qualified for the 5% reduced tax rate under the Arrangement between Mainland China and Hong Kong for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (the “PRC-HK DTA”).
Prc [Member] | Ying Si Kang Information [Member]
Income Taxes (Textual)
Provision for income taxes, Percentage		12.50%	12.50%	12.50%
HONG KONG [Member]
Income Taxes (Textual)
Income taxes, Description	The Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the "Bill") which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar ("HKD") of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.	The Hong Kong resident certificate was valid for 3 years ended December 31, 2020, which was issued by the Hong Kong Inland Revenue Department. CNinsure Holdings Limited enjoys a reduced tax rate under Bulletin [2018] No. 9 (e.g. beneficial ownership, shareholding percentage and holding period) and qualified a Hong Kong resident certificate and was entitled to enjoy 5% reduced tax rate for the dividends paid by PRC subsidiaries for the year ended December 31, 2018.
Provision for income taxes, Percentage		8.25%	16.50%	16.50%